Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense	Jun. 30, 2024 USD ($)
Schedule of Estimated Future Amortization Expenses [Abstract]
2025	$ 329,929
2026	282,490
2027	236,059
2028	220,406
2029	$ 208,415